Revenues and Contract Costs - Schedule of Cost Incurred to Obtain or Fulfill Contracts with Customers (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Capitalized Contract Cost [Line Items]
Deferred contract costs	$ 4,489	$ 3,895
Prepaid expenses and other
Capitalized Contract Cost [Line Items]
Deferred contract costs	2,578	2,083
Other Assets
Capitalized Contract Cost [Line Items]
Deferred contract costs	$ 1,911	$ 1,812